Nature of business	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business
Nature of business

The Bank of N.T. Butterfield & Son Limited (“Butterfield”, the “Bank” or the “Company”) is incorporated under the laws of Bermuda and has a banking licence under the Bank and Deposit Companies Act, 1999 (“the Act”). Butterfield is regulated by the Bermuda Monetary Authority (“BMA”), which operates in accordance with Basel principles.

Butterfield is a full service community bank in Bermuda and Cayman and a provider of specialised wealth management services in all its jurisdictions. Services offered include retail, private and corporate banking, treasury, custody, asset management and personal and institutional trust services. The Bank provides such services from six jurisdictions: Bermuda, Cayman, Guernsey, Switzerland, The Bahamas and the United Kingdom. The Bank holds all applicable licences required in the jurisdictions in which it operates.

On 16 September 2016, the Bank's common shares began to trade on the New York Stock Exchange under the symbol "NTB". On 21 September 2016, the Bank completed its offering of 5,957,447 common shares, at $23.50 per share. The proceeds, net of the underwriting discounts and commissions, were $131.6 million.